Goodwill and Other Intangible Assets - Changes in Carrying Amount of Goodwill (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Accumulated impairment loss	$ 0	$ 0	$ 0